TRADE RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2019
TRADE RECEIVABLES
Summary of trade receivables

	As of December 31,
Current Trade receivables	2019	2018
Ordinary receivables	21,460	30,635
Contractual asset IFRS 15	121	95
Companies under section 33 - Law No. 19,550 and related parties (Note 29.c)	136	142
Allowance for doubtful accounts	(4,752)	(4,082)
	16,965	26,790
Non-current trade receivables
Ordinary receivables	53	58
Contractual asset IFRS 15	30	36
	83	94
Total trade receivables, net	17,048	26,884

Schedule of movements in the allowance for doubtful accounts

	Years ended December 31,
	2019	2018
At the beginning of the fiscal year	(4,082)	(1,097)
IFRS 9 retained earnings adjustment	—	(377)
Additions - Bad debt expenses	(6,331)	(5,426)
Uses and Currency translation adjustments (includes RECPAM)	5,661	2,818
At the end of the year	(4,752)	(4,082)